Related Party Transactions - Related Party Transactions Excluding Expenses Allocated to Partnership as Part of Result of Dropdown Predecessor (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Revenues	$ 392,251	$ 379,975	$ 374,008
Vessel operating expenses	86,347	89,046	84,577
General and administrative	27,149	24,120	23,247
Affiliated Entity [Member]
Related Party Transaction [Line Items]
Revenues	37,630	35,068	36,512
Vessel operating expenses	2,548	2,742	3,791
General and administrative	$ 19,710	$ 15,468	$ 14,919